UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  SEPTEMBER 30, 1999

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

    JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          NOVEMBER 5, 1999


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        61

FORM 13F INFORMATION VALUE TOTAL:              $245,725

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

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FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
 ................................................................................
Abbott Labs     Common	002824100   2655     72374   Sole		     72374
Allegheny Tele. Common	017415100    188     11123   Sole	             11123
Alza Corp.	Common	022615108    208      4860   Sole                     4860
Am. Home Prod.  Common	026609107   1440     34709   Sole	             34709
Am. Intl. Gr	Common	026874107   1501     17261   Sole                    17261
Ameritech	Common	030954101    387      5800   Sole                     5800
Automatic Data 	Common	053015103   6736    150955   Sole                   150955
Bellsouth	Common	079860102    380      8444   Sole                     8444
Berkshire Hath	Common	084670991  15785       287   Sole                      287
Berkshire Hath	Common	084670207   1932      1041   Sole                     1041
Bristol-Myers 	Common	110122108   3059     45312   Sole                    45312
Cedar Fair L.P.	L. P.	150185106    247     11900   Sole                    11900
Chevron		Common	166751107    364      4100   Sole                     4100
Cisco Systems	Common	17275R102  29238    426446   Sole                   426446
Citigroup	Common	172967101    260      5919   Sole                     5919
Coca-Cola Co.	Common	191216100  11163    231366   Sole                   231366
Dayton Hudson	Common	239753106    505      8400   Sole                     8400
Emerson Elec.	Common	291011104    656     10380   Sole                    10380
Energas Res.	Common	29265E108      5     25000   Sole                    25000
Exxon		Common	302290101   7157     94170   Sole                    94170
First Data      Common	319963104   5024    114499   Sole                   114499
Freddie Mac	Common	313400301  11038    212264   Sole                   212264
General ElectricCommon	369604103  25510    215156   Sole                   215156
Gillette Co.	Common	375766102   7860    231612   Sole                   231612
H.J. Heinz Co.	Common	423074103   2304     53585   Sole                    53585
Hewlett Packard	Common	428236103   8222     90599   Sole                    90599
IBM		Common	459200101   1291     10666   Sole                    10666
Intel Corp.	Common	458140100  11750    158119   Sole                   158119
Intuit Inc.	Common	461202103    423      4830   Sole	              4830
Johnson & JohnsonCommon	471160104   6650     72380   Sole                    72380
Kimberly Clark	Common	534187109    317      6000   Sole	              6000
Lucent Tech.	Common	549463107   1468     22621   Sole                    22621
MCI Worldcom	Common  55268B106    373      5184   Sole                     5184
Medtronic	Common	585055106  11613    326560   Sole                   326560
Merck & Co.	Common	589331107   7638    117852   Sole                   117852
Microsoft	Common	594918104  23227    256470   Sole                   256470
Minn. Mining 	Common	604059105   1099     11443   Sole                    11443
Mutual Risk Mgt.Common	628351108   3597    293627   Sole                   293627
National City 	Common	635405103   7198    269710   Sole                   269710
Nortel Networks Common	656569100    289      5670   Sole                     5670
Paychex Inc     Common  704326107    214      6259   Sole                     6259
PepsiCo		Common	713448108    461     15100   Sole                    15100
Pfizer Inc.	Common	717081103   3724    103800   Sole                   103800
PNC Bank Corp.	Common	693475105    305      5782   Sole                     5782
PPG Industries	Common	693506107   1614     26895   Sole                    26895
Procter & GambleCommon	742718109   2690     28698   Sole                    28698
Rockwood Hldgs	Common	774413108      0     10629   Sole                    10629
Royal Oak Mines Common  78051D105      0    130000   Sole                   130000
Sara Lee Corp.	Common	803111103    565     24160   Sole                    24160
SunTrust Banks	Common	867914103    224      3400   Sole                     3400
Transaction SystCommon  893416107   6172    229115   Sole                   229115
Teppco Partners L.P.	872384102    248     12400   Sole                    12400
Tyco Intl	Common	920124106    867      8400   Sole                     8400
Unitrin Inc.	Common	913275103    262      7540   Sole                     7540
Valspar Corp.	Common	920355104   1579     48300   Sole                    48300
Walgreen Co.	Common	931422109   1155     45500   Sole                    45500
Walt Disney Co.	Common	254687106    511     19671   Sole                    19671
Warner Lambert CCommon  934488107    484      7287   Sole                     7287
Wells Fargo	Common	949746101    579     14600   Sole                    14600
Wilmington Tr	Common	971807102    228      4690   Sole                     4690
Wm. Wrigley Jr. Common	982526105   3086     44840   Sole                    44840
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